Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw material	$ 3,283,377	$ 6,248,888
Work-in-progress	2,380,635	4,061,146
Finished goods finished goods on consignment	45,604,063	51,241,234
Inventories	$ 51,268,075	$ 61,551,268